RELATED PARTY TRANSACTIONS (Details - Income Statement) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Power purchase and revenue agreements	$ 535	$ 601	$ 527
Wind levelization agreement	7	6	8
Total related party revenues	542	607	535
Direct operating costs
Energy purchases	(20)	(13)	(3)
Energy marketing fee	(24)	(24)	(23)
Insurace services	(25)	(19)	(20)
Total related party direct operating costs	(69)	(56)	(46)
Interest (expense) income - borrowings	(8)	0	6
Management service costs	$ 80	$ 82	$ 62